Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 properties	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 properties
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge		$ 12,194	$ 947	$ 25,223
Cash proceeds for sale		247,210	219,027	224,007
Sellers financing		0	(1,470)	0
Gain (loss) on sales of properties	33,219	61,160	36,115	43,394
Number of properties sold	23	42	38	36
Senior housing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of real property facilities satisfying held for sale criteria	36	1	16	2
Number of properties sold	18
Medical Facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of real property facilities satisfying held for sale criteria	0	5	1	8
Sellers financing		$ 0	$ (1,470)	$ 0
Number of properties sold	5